FIRST INVESTORS SERIES FUND II, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                                     January 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Series Fund II, Inc.
                       File Nos. 33-46924 and 811-6618

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Series Fund II, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

     (2) The text of Post-Effective Amendment No. 14 was filed electronically with the Commission.

                                                   Very truly yours,

                                                   FIRST INVESTORS SERIES
                                                   FUND II, INC.


                                                   /s/ C. Durso
                                                   By:
                                                        C. Durso, Vice President